Note Payable	12 Months Ended
Dec. 31, 2012
Note Payable [Abstract]
Note Payable

5. Note Payable

As of December 31, 2011, the Company had an unsecured note payable to a stockholder totaling $15,000 with an annual interest rate of 6%. The note and related interest of $2,020 were repaid in March 2012.